ORGANIZATION	6 Months Ended	12 Months Ended
	Feb. 28, 2021	Aug. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION [Text Block]

1. ORGANIZATION

The unaudited condensed interim financial statements for the period ended February 28, 2021 included herein have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with United States generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. These unaudited condensed interim financial statements should be read in conjunction with the August 31, 2020 audited annual financial statements and notes thereto.

The Company was formed on November 24, 2004 under the laws of the State of Nevada and commenced operations on November 24, 2004. The Company was an independent natural resource company engaged in the exploration, development and acquisition of natural resources in the United States and Canada.  In the fiscal year 2010, the Company shifted its strategic plan from its non-renewal energy operations to its planned renewal energy operations and natural resource acquisition and development. In late summer of 2013, the Company had another business sector in alternative health and wellness. During spring of 2016, the Company shifted its strategic plan to natural resource acquisitions and Lithium brine extraction technology. The Company office is located in Kelowna, B.C., Canada.

1. ORGANIZATION

The Company was formed on November 24, 2004 under the laws of the State of Nevada and commenced operations on November 24, 2004. The Company was an independent natural resource company engaged in the exploration, development and acquisition of natural resources in the United States and Canada.  In the fiscal year 2010, the Company shifted its strategic plan from its non-renewable energy operations to its planned renewable energy operations and natural resource acquisition and development. In late summer of 2013, the Company had another business sector in alternative health and wellness. During spring of 2016, the Company shifted its strategic plan to natural resource acquisitions and Lithium brine extraction technology. The Company's office is located in Kelowna, B.C., Canada.